Document And Entity Information	12 Months Ended
Aug. 31, 2018 shares
Document Information [Line Items]
Entity Registrant Name	TANZANIAN ROYALTY EXPLORATION CORP
Entity Central Index Key	0001173643
Trading Symbol	trx
Current Fiscal Year End Date	--08-31
Entity Filer Category	Non-accelerated Filer
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Entity Emerging Growth Company	false
Entity Shell Company	false
Entity Common Stock, Shares Outstanding (in shares)	125,162,803
Document Type	20-F/A
Document Period End Date	Aug. 31, 2018
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	FY
Amendment Flag	true
Amendment Description	Tanzanian Royalty Exploration Corporation (the "Company") is filing this Amendment No. 1 (the "Amendment No. 1)") to its Annual Report on Form 20-F for the year ended August 31, 2018 (the "Form 20-F"), which was filed with the Securities and Exchange Commission on November 30, 2018, to submit the Interactive Data File (as defined in Rule 11 of Regulation S-T) with respect to the audited consolidated financial statements of the Company and its consolidated subsidiaries for that fiscal year as an exhibit to the Form 20-F pursuant to paragraph 101 under "Instructions as to Exhibits" of Form 20-F in accordance with Rule 405 of Regulation S-T. Exhibit 101 was omitted from the Form 20-F in accordance with the 30-day grace period provided under Rule 405(a)(2)(ii) of Regulation S-T. Except as set forth above, this Amendment No. 1 does not modify or update any of the disclosures in the Form 20-F. This Amendment No. 1 speaks as of the time of filing of the Form 20-F, does not reflect events that may have occurred subsequent to such filing, and does not modify or update in any way disclosures made in the Form 20-F.